Consolidated Statements of Operations - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Revenues
REVENUES, NET	$ 783,000	$ 849,000	$ 2,106,000	$ 3,080,000	$ 3,981,000	$ 8,701,000
Less customer programs and excise taxes	23,000	43,000	129,000	141,000	194,000	344,000
Net sales	760,000	806,000	1,977,000	2,939,000	3,787,000	8,357,000
Cost of sales	560,000	638,000	1,476,000	1,940,000	2,609,000	5,101,000
Gross profit	200,000	168,000	501,000	999,000	1,178,000	3,256,000
Operating Expenses
Sales and marketing expenses	218,000	303,000	699,000	1,180,000	1,473,000	2,540,000
General and administrative expenses	435,000	172,000	1,149,000	1,287,000	1,768,000	3,063,000
(Gain) loss on disposal of property and equipment	(1,000)		(1,000)	3,000	3,000	(7,000)
Depreciation and amortization			99,000	114,000	149,000	161,000
Total Operating Expenses	652,000	475,000	1,847,000	2,470,000	3,244,000	5,596,000
Operating Loss	(452,000)	(307,000)	(1,346,000)	(1,471,000)	(2,066,000)	(2,340,000)
Other Income/Expenses
Interest expense	(409,000)	(203,000)	(965,000)	(850,000)	(1,096,000)	(2,172,000)
Gain on extinguishment of debt					1,300,000
Impairment loss			0		(364,000)	(7,453,000)
Loss on debt to equity conversion		(1,321,000)		(1,321,000)	(1,321,000)
Other income	33,000	25,000	37,000	57,000	61,000	(52,000)
Total Other Income	(376,000)	(1,499,000)	(928,000)	(2,114,000)	(2,720,000)	(9,677,000)
Loss before income taxes	(828,000)	(1,806,000)	(2,274,000)	(3,585,000)	(4,786,000)	(12,017,000)
Provision for income taxes
Net loss from continuing operations	(828,000)	(1,806,000)	(2,274,000)	(3,585,000)	(4,786,000)	(12,017,000)
Net loss from discontinued operations	(531,000)	(350,000)	(1,866,000)	(1,812,000)	(2,749,000)	(4,249,000)
NET INCOME (LOSS)	(1,359,000)	(2,156,000)	(4,140,000)	(5,397,000)	(7,535,000)	(16,266,000)
Preferred stock dividends	(38,000)	(38,000)	(113,000)	(113,000)	(150,000)	(150,000)
NET INCOME (LOSS) ATTRIBUTABLE TO COMMON SHAREHOLDERS	$ (1,397,000)	$ (2,194,000)	$ (4,253,000)	$ (5,510,000)	$ (7,685,000)	$ (16,416,000)
OTHER COMPREHENSIVE INCOME
Basic net loss per common share	$ (0.66)	$ (2.00)	$ (2.28)	$ (5.93)	$ (7.04)	$ (21.40)
Diluted net loss per common share					(7.04)	(21.40)
Basic net loss per common share from continuing operations					(4.39)	(15.67)
Diluted net loss per common share from continuing operations					(4.39)	(15.67)
Basic net loss per common share from discontinued operations					(2.25)	(5.54)
Diluted net loss per common share from discontinued operations					$ (2.25)	$ (5.54)
Basic weighted average common shares outstanding	2,116	1,097	1,862	929	1,091,000	767,000
Diluted weighted average common shares outstanding					1,091,000	767,000
Beeline Financial Holdings Inc [Member]
Revenues
Gain on sale of loans, net			$ 2,394,250	$ 2,215,221	$ 2,974,536	$ 1,835,778
Interest Income, net			(45,058)	(39,344)	132,297	225,848
Interest expense					(179,886)	(249,794)
Loan origination fees			503,306	248,573	304,488	413,209
Title fees			756,411	396,086	559,762	722,703
Data and tech services			28,298	91,990	2,748
REVENUES, NET			3,637,207	2,912,526	3,793,946	2,947,744
Operating Expenses
Selling, general and administrative					292,895	267,563
Salaries and benefits			4,885,059	4,380,769	6,418,989	6,052,874
Payroll taxes			365,294	302,702	415,809	405,065
Professional fees			1,641,025	955,121	920,656	920,578
Marketing and advertising			1,618,472	1,356,123	1,891,128	1,788,458
Loan originating expenses			1,076,853	644,592	805,996	917,966
Depreciation and amortization			1,325,505	1,187,641	1,591,511	1,161,094
Rent and utilities			312,391	386,523	369,785	620,779
Computer and software			435,105	474,460	537,889	842,798
Title operation expense			234,971	156,732	199,202	140,951
Travel and entertainment			38,196	58,800	71,976	71,654
Insurance expense			132,193	158,094	212,546	202,649
Other expenses			147,480	172,327
Total Operating Expenses			12,212,544	10,233,884	13,728,382	13,392,429
Operating Loss			(8,575,337)	(7,321,358)	(9,934,436)	(10,444,685)
Other Income/Expenses
Interest expense			(1,430,412)	(198,846)	1,253,728	106,849
Legal settlement			(300,000)
Gain on extinguishment of debt			11,344,207
Other income			350	245,369	(296,553)
Other taxes					8,110	702
Total Other Income			9,614,145	46,523	965,285	107,551
Provision for income taxes					0	0
NET INCOME (LOSS)			1,038,808	(7,274,835)	(10,899,722)	(10,552,236)
Net loss of subsidiary attributable to noncontrolling interest			78,112	120,875	(159,239)	(147,534)
NET INCOME (LOSS) ATTRIBUTABLE TO COMMON SHAREHOLDERS			1,116,920	(7,153,960)	(10,740,483)	(10,404,702)
OTHER COMPREHENSIVE INCOME
Unrealized foreign currency translation gain			7,663	3,608	(15,892)	(70,298)
TOTAL OTHER COMPREHENSIVE INCOME			7,663	3,608	(15,892)	(70,298)
TOTAL COMPREHENSIVE INCOME (LOSS)			$ 1,202,695	$ (7,029,477)	$ (10,756,375)	$ (10,475,000)